Reinsurance (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Effects of Reinsurance on Premiums Earnd and Fee Income

The effects of reinsurance on premiums earned and fee income from policyholders for the years ended December 31, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
($ in thousands)
Direct	$1,246,952	$1,294,462	$1,328,917
Assumed	5,118	4,768	4,749
Ceded	(900,842)	(949,894)	(971,047)

Premiums and fee income, net of reinsurance	$351,228	$349,336	$362,619

Schedule of Effects of Reinsurance on Interest Credited to Contractholder Funds, Contract Benefits and Expenses

The effects of reinsurance on return credited to policyholders’ account balances and policyholder benefits for the years ended December 31, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
($ in thousands)
Direct	$1,519,057	$1,668,358	$1,643,710
Assumed	4,854	6,003	6,453
Ceded	(842,505)	(957,374)	(931,557)

Return credited to policyholders’ account balances and policyholders’ benefits, net of reinsurance	$681,406	$716,987	$718,606